UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12-31-2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Delta Asset Management, LLC

Address:   700 Colonial Road, Suite 130
           Memphis, TN  38117


Form 13F File Number:  028-02668


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      02/04/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             103

Form 13F Information Table Value Total:  $       285172
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    11816   136917 SH       Sole                   131022              5895
AT&T Incorporated              COM              00206R102     1512    51471 SH       Sole                    51296               175
AllianceBernstein Holding LP   COM              01881G106      529    22695 SH       Sole                    22695
Altria Group, Inc.             COM              02209S103      450    18296 SH       Sole                    18096               200
American Sec Res Corp          COM              029569100        0   100000 SH       Sole                   100000
Anglo Canadian Uranium F       COM              03512n104       13    38500 SH       Sole                    38500
Apache Corporation             COM              037411105     2966    24883 SH       Sole                    23638              1245
Avery Dennison Corporation     COM              053611109     9601   226772 SH       Sole                   218477              8295
Bank of America Corporation    COM              060505104      151    11342 SH       Sole                    10746               596
Baxter International Inc.      COM              071813109     5466   107994 SH       Sole                   103309              4685
Becton, Dickinson and Company  COM              075887109     5355    63369 SH       Sole                    60779              2590
Bed Bath & Beyond Incorporated COM              075896100     8638   175755 SH       Sole                   169320              6435
Berkshire Hathaway Inc. Class  COM              084670702      973    12150 SH       Sole                    12150
Bristol Myers Squibb Company   COM              110122108      998    37691 SH       Sole                    36891               800
Buckeye Technologies Inc.      COM              118255108       52     2500 SH       Sole                     2500
Canon Inc. ADR                 COM              138006309     5691   110855 SH       Sole                   106740              4115
Cedar Fair L P Depositry Unit  COM              150185106      238    15700 SH       Sole                    15700
Chevron Corporation            COM              166764100     1092    11975 SH       Sole                    11975
Cisco Systems, Inc.            COM              17275R102      172     8545 SH       Sole                     5745              2800
Citigroup, Inc.                COM              172967101       38     8194 SH       Sole                     7194              1000
Coca-Cola Company              COM              191216100      677    10298 SH       Sole                     9598               700
Colgate-Palmolive Company      COM              194162103      161     2004 SH       Sole                     2004
Comcast Corporation New Class  COM              20030N200     9927   477041 SH       Sole                   460114             16927
Computer Sciences Corporation  COM              205363104     8399   169343 SH       Sole                   164368              4975
Corrections Corporation Of Ame COM              22025Y407     7161   285792 SH       Sole                   285792
Cytogenix Inc                  COM              232825109        2    85000 SH       Sole                    85000
Dell Incorporated              COM              24702R101     5333   393634 SH       Sole                   380644             12990
Duke Energy Corporation New    COM              26441C105     2844   159714 SH       Sole                   155264              4450
Duke Realty Corporation        COM              264411505      107     8655 SH       Sole                     8355               300
E.I. du Pont De Nemours and Co COM              263534109      491     9845 SH       Sole                     9526               319
ERHC Energy Inc                COM              26884j104        1    10000 SH       Sole                    10000
Ecolab Incorporated            COM              278865100     6116   121320 SH       Sole                   116065              5255
Emerson Electric Co.           COM              291011104      329     5770 SH       Sole                     5770
Enbridge Energy Partners L P   COM              29250R106      218     3500 SH       Sole                     3500
Enhanced Oil Resources F       COM              29333e106       10    58000 SH       Sole                    58000
Enterprise Products Partners L COM              293792107      334     8050 SH       Sole                     7250               800
Exxon Mobil Corporation        COM              30231G102     3662    50093 SH       Sole                    49368               725
FedEx Corporation              COM              31428X106      694     7466 SH       Sole                     7466
First Horizon National Corpora COM              320517105      548    46587 SH       Sole                    45465              1122
Forest Laboratories, Inc.      COM              345838106      287     9000 SH       Sole                     9000
General Electric Company       COM              369604103     1215    66481 SH       Sole                    57681              8800
General Mills, Inc.            COM              370334104     7255   203862 SH       Sole                   197332              6530
Goldman Sachs Group, Inc.      COM              38141G104     2182    12978 SH       Sole                    12108               870
Google Inc. Class A            COM              38259P508      198      335 SH       Sole                       90               245
Green Bankshares Inc           COM              394361208       66    20688 SH       Sole                                      20688
Gtx Incorporated Del           COM              40052B108       13     5100 SH       Sole                     5100
Healthcare Realty Trust        COM              421946104      209     9910 SH       Sole                     9310               600
Home Depot, Inc.               COM              437076102      309     8825 SH       Sole                     8825
Honeywell International Incorp COM              438516106    10791   203007 SH       Sole                   194962              8045
Iberiabank Corp                COM              450828108     1689    28565 SH       Sole                    28565
Intel Corporation              COM              458140100      457    21751 SH       Sole                    21610               141
International Business Machine COM              459200101     1445     9847 SH       Sole                     8847              1000
International Flavors & Fragra COM              459506101      142     2562 SH       Sole                     2162               400
J.M. Smucker Company           COM              832696405       15      235 SH       Sole                      223                12
JPMorgan Chase & Co.           COM              46625H100      627    14793 SH       Sole                    14703                90
Johnson & Johnson              COM              478160104      733    11865 SH       Sole                    11865
Kinder Morgan Energy Partners  COM              494550106      339     4829 SH       Sole                     4829
Kraft Foods Inc.               COM              50075N104      332    10560 SH       Sole                    10560
L Oreal Company ADR (MONACO)   COM              502117203     4567   204887 SH       Sole                   196967              7920
Legg Mason Incorporated        COM              524901105     3011    83024 SH       Sole                    79199              3825
Lowes Companies Incorporated   COM              548661107     4791   191059 SH       Sole                   182989              8070
Marriott International Incorpo COM              571903202     7224   173917 SH       Sole                   166665              7251
Mattel Incorporated            COM              577081102     9140   359447 SH       Sole                   344277             15170
McGraw Hill Companies Incorpor COM              580645109     6114   167935 SH       Sole                   161720              6215
Medtronic, Inc.                COM              585055106      180     4876 SH       Sole                     4876
Merck & Company Inc.           COM              58933y105      505    14027 SH       Sole                    13662               365
Meredith Corporation           COM              589433101     3174    91616 SH       Sole                    88741              2875
Microsoft Corporation          COM              594918104    10635   381070 SH       Sole                   365565             15505
Mid-America Apartment Communit COM              59522J103      439     6916 SH       Sole                     6516               400
National Instruments Corporati COM              636518102      395    10502 SH       Sole                     8352              2150
Nestle S A Sponsored ADR (SWIT COM              641069406    11712   199393 SH       Sole                   191038              8355
Newell Rubbermaid Incorporated COM              651229106     7070   388893 SH       Sole                   373843             15050
ONEOK Partners, LP             COM              68268N103      214     2700 SH       Sole                     2700
Oilsands Quest Inc.            COM              678046103       16    40000 SH       Sole                    40000
Oracle Corporation             COM              68389X105      220     7050 SH       Sole                     7050
PepsiCo                        COM              713448108      394     6043 SH       Sole                     6043
Pfizer Inc.                    COM              717081103      827    47278 SH       Sole                    43278              4000
Philip Morris International In COM              718172109      792    13540 SH       Sole                    13440               100
Procter & Gamble Company       COM              742718109    12481   194018 SH       Sole                   186543              7475
Regions Financial Corporation  COM              7591EP100      137    19609 SH       Sole                    19609
Royal Dutch Shell Plc Sponsore COM              780259206      347     5200 SH       Sole                     5200
SGS Ltd Ordinary Shares SA     COM              H7485A108     2628     1395 SH       Sole                     1360                35
SGS Sa Adr                     COM              818800104      401    23855 SH       Sole                    19790              4065
Santa Fe Hldgs Company         COM              802016105        0    10000 SH       Sole                    10000
Scotts Co Class A              COM              810186106      137     2700 SH       Sole                                       2700
Southern Company               COM              842587107      221     5790 SH       Sole                     5790
Spectra Energy Corporation     COM              847560109     2061    82504 SH       Sole                    80457              2047
Stanley Black & Decker Inc     COM              854502101    12138   181520 SH       Sole                   176640              4880
SunTrust Banks, Inc.           COM              867914103     7405   250934 SH       Sole                   240776             10158
Sysco Corporation              COM              871829107     7076   240703 SH       Sole                   231098              9605
UMB Financial Corporation      COM              902788108      429    10376 SH       Sole                    10376
United Parcel Service Incorpor COM              911312106     5513    75963 SH       Sole                    72673              3290
United Technologies Corporatio COM              913017109      408     5195 SH       Sole                     5195
Unum Group                     COM              91529Y106       61     2522 SH       Sole                     2522
Verizon Communications         COM              92343V104      781    21833 SH       Sole                    21533               300
Viacom Class B New             COM              92553P201      117     2958 SH       Sole                      208              2750
Vodafone Group Plc Sponsored A COM              92857w209      192     7265 SH       Sole                     5640              1625
Wal Mart Stores Incorporated   COM              931142103     7589   140733 SH       Sole                   135963              4770
Walt Disney Company            COM              254687106    11727   312657 SH       Sole                   302777              9880
Wells Fargo & Company          COM              949746101    10189   328785 SH       Sole                   314800             13985
Windstream Corporation         COM              97381W104      550    39471 SH       Sole                    38946               525
Santa Fe Hldgs Company         COM              802016105        0    22600 SH       Sole                    22600
Old Second Capital Trust I 7.8 PFD              680280104       46    11848 SH       Sole                    11848